ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Oct. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	October 31,
	2016	2015
Accounts payable	$373,224	$374,703
Payroll and related expenses	49,901	-
Accrued other	45,631	6,062
	$468,756	$380,765